UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

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                                  SMITH BARNEY
                             TOTAL RETURN BOND FUND
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             CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

     ----------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
     ----------------------------------------------------------------------

[PHOTO OMITTED]

JOSEPH P. DEANE
PORTFOLIO MANAGER

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JOSEPH P. DEANE
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Joseph P. Deane has more than 33 years of securities business experience and has been managing the fund since its inception.

Education: BA in History from Iona College

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FUND OBJECTIVE
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The fund seeks to maximize total return consisting of capital appreciation and income by investing, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, primarily in securities issued by the U.S. government, its agencies and instrumentalities and high-grade mortgage-related securities. It also invests in investment-grade corporate debt, taxable municipals and asset-backed securities.

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FUND FACTS
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FUND INCEPTION
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February 27, 1998

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
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33 Years

[LOGO] Classic Series

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Semi-Annual Report o January 31, 2004

SMITH BARNEY
TOTAL RETURN BOND Fund

What's Inside

Letter from the Chairman ..................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statements of Changes in Net Assets .......................................   11
Notes to Financial Statements .............................................   12
Financial Highlights ......................................................   17

================================================================================
LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy continued to grow at a more robust rate over the six months ending January 31, 2004 than it did during the first half of 2003.(i) Earlier in the period, stronger-than-expected third-quarter economic data exacerbated concerns among bond investors that inflation might pick up and interest rates rise sooner than previously anticipated. These factors influenced the market's performance because bond prices fall when interest rates rise. However, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which announced that it "believes that it can be patient in removing its policy accommodation."(ii) As of the period's close, many investors maintained divergent views about the potential direction of interest rates.

Although many municipalities still face budgetary challenges, the rebound in the national economy has filtered down somewhat to the state level,(iii) and corporate earnings overall have continued to improve since early 2003. In terms of the six months ended January 31, 2004, investment-grade bonds, particularly corporate issues, generated positive results.(iv)

Performance Review

Within this environment, the fund performed as follows. For the six months ended January 31, 2004, Class A shares of the Smith Barney Total Return Bond Fund, excluding sales charges, returned 6.47%. These shares underperformed the fund's unmanaged benchmark, the Merrill Lynch U.S. Corporate & Government 10+ Years Index,(v) which returned 8.77% for the same period. However, they outperformed the fund's Lipper general bond funds category average, which returned 5.48% for the same period.(1)

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                             AS OF JANUARY 31, 2004
                           (excluding sales charges)

--------------------------------------------------------------------------------
                                                                   6 Months
--------------------------------------------------------------------------------
   Class A Shares                                                    6.47%
--------------------------------------------------------------------------------
   Merrill Lynch U.S. Corporate & Government 10+ Years Index         8.77%
--------------------------------------------------------------------------------
   Lipper General Bond Funds Category Average(1)                     5.48%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 6.12% and Class L shares returned 6.14% over the six months ended January 31, 2004.

All index performance reflects no deduction for fees, expenses or taxes. The Merrill Lynch U.S. Corporate & Government 10+ Years Index is a broad measure of the performance of U.S. government and corporate fixed-rate debt issues with maturities greater than 10 years. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2004, calculated among the 43 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


     1   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

Special Shareholder Notice

On March 10, 2004, the fund's Board of Trustees appointed David Fare as co-portfolio manager of the fund. David Fare is an investment officer of the manager and a director of Citigroup Global Markets Inc. He has over 15 years of investment management experience.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/S/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 10, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004, and are subject to change. Please refer to pages 3 through 6 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Up to 10% of the fund's investments may be in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. In addition, it may invest in Yankee bonds, foreign securities, which are subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. Because the fund may invest in municipal securities, certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

(i) Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(ii)  Source: Federal Reserve (January 28, 2004).
(iii) Source: Lehman Brothers.
(iv)  Source: Lipper, Inc.
(v) The Merrill Lynch U.S. Corporate & Government 10+ Years Index is a broad measure of the performance of U.S. government and corporate fixed-rate debt issues with maturities greater than 10 years. Please note that an investor cannot invest directly in an index.


     2   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                             January 31, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                                  SECURITY                                                      VALUE
==================================================================================================================================
CORPORATE BONDS AND NOTES -- 46.0%

Aerospace and Defense -- 2.1%
$  1,250,000     A       Boeing Capital Corp., Sr. Notes, 6.100% due 3/1/11                                           $  1,364,325
     775,000     A       Rockwell International Corp., Debentures, 6.700% due 1/15/28                                      863,022
   1,500,000     A       United Technologies Corp., Debentures, 8.750% due 3/1/21                                        2,031,890
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,259,237
----------------------------------------------------------------------------------------------------------------------------------
Automotive -- 3.5%
   4,775,000     Baa1*   Ford Motor Co., Debentures, 8.875% due 1/15/22                                                  5,444,799
   1,480,000     Baa1*   General Motors Corp., Debentures, 9.400% due 7/15/21                                            1,776,332
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,221,131
----------------------------------------------------------------------------------------------------------------------------------
Chemicals -- 3.7%
   5,000,000     B+      ARCO Chemical Co., Debentures, 9.800% due 2/1/20                                                5,150,000
   2,000,000     A       PPG Industries Inc., Debentures, 7.400% due 8/15/19                                             2,324,356
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,474,356
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products and Services -- 1.4%
   2,600,000     AA-     The Procter & Gamble Co., Debentures, 6.450% due 1/15/26                                        2,923,853
----------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing -- 4.8%
   2,475,000     BBB     Altria Group, Inc., Debentures, 7.750% due 1/15/27                                              2,735,553
   6,670,000     BB+     FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08 (b)                                  7,086,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,822,428
----------------------------------------------------------------------------------------------------------------------------------
Energy -- 1.3%
     200,000     BBB     Halliburton Co., Debentures, 8.750% due 2/15/21                                                   253,789
   1,775,000     A-      ONEOK, Inc., Debentures, 6.875% due 9/30/28                                                     1,792,360
     500,000     A-      Transocean Inc., Debentures, 8.000% due 4/15/27                                                   603,193
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,649,342
----------------------------------------------------------------------------------------------------------------------------------
Financial Services -- 2.3%
   3,000,000     Aa3*    BankAmerica Institutional Capital A, Trust Preferred Securities, Series A,
                            8.070% due 12/31/26 (c)                                                                      3,463,938
   1,000,000     A1*     Bank One Corp., Sub. Debentures, 7.625% due 10/15/26                                            1,223,487
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,687,425
----------------------------------------------------------------------------------------------------------------------------------
Food and Beverage -- 6.5%
                         Coca-Cola Enterprises Inc., Debentures:
   5,300,000     A          6.750% due 9/15/23 (b)                                                                       5,988,862
   1,000,000     A          6.750% due 9/15/28                                                                           1,134,332
   5,775,000     BBB     Tyson Foods, Inc., Notes, 7.000% due 5/1/18 (b)                                                 6,257,016
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,380,210
----------------------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.4%
     725,000     AA-     Bristol-Myers Squibb Co., Debentures, 6.800% due 11/15/26                                         831,518
----------------------------------------------------------------------------------------------------------------------------------
Insurance -- 7.5%
   7,775,000     BBB-    CNA Financial Corp., Notes, 6.950% due 1/15/18 (b)                                              7,814,139
   6,425,000     Aa3*    Lion Connecticut Holdings Inc., Debentures, 7.625% due 8/15/26 (b)                              7,446,305
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,260,444
----------------------------------------------------------------------------------------------------------------------------------
Machinery -- 2.1%
   2,750,000     A       Caterpillar Inc., Notes, 6.625% due 7/15/28                                                     3,108,839
   1,000,000     A+      Dover Corp., Notes, 6.500% due 2/15/11                                                          1,134,169
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,243,008
----------------------------------------------------------------------------------------------------------------------------------
Metals/Mining -- 0.6%
   1,000,000     A2*     Alcoa Inc., Notes, 6.750% due 1/15/28                                                           1,139,786
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


   3   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                                  SECURITY                                                      VALUE
==================================================================================================================================
Multimedia -- 2.6%
$  4,250,000     A-      Viacom Inc., Sr. Debentures, 7.875% due 7/30/30                                              $  5,342,841
----------------------------------------------------------------------------------------------------------------------------------
Retail -- 0.7%
     750,000     BB+     J.C. Penney Co., Inc., Debentures, 7.650% due 8/15/16                                             828,750
     500,000     A+      Target Corp., Debentures, 6.750% due 1/1/28                                                       554,511
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,383,261
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 4.9%
     500,000     A+      BellSouth Capital Funding Corp., Debentures, 7.875% due 2/15/30                                   608,620
   2,000,000     Aa3*    BellSouth Telecommunications, Inc., Debentures, 6.375% due 6/1/28                               2,085,932
   4,775,000     Baa3*   Motorola, Inc., Debentures, 6.500% due 11/15/28                                                 4,902,507
   2,000,000     A+      Verizon Global Funding Corp., Notes, 7.750% due 12/1/30                                         2,356,780
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,953,839
----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 0.4%
     879,795     BBB+    Continental Airlines Inc., Pass-Through Certificates, Series 2000-1, Class A-1,
                            8.048% due 11/1/20                                                                             921,115
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 1.2%
   2,200,000     BBB     Duke Capital Corp., Sr. Notes, 8.000% due 10/1/19                                               2,559,234
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES
                         (Cost -- $88,809,936)                                                                          94,053,028
==================================================================================================================================
MUNICIPAL BONDS -- 50.1%
Arizona -- 2.3%
   4,300,000     AAA     Phoenix, AZ IDA Revenue, America West Arena, AMBAC-Insured, 7.125% due 12/1/21 (d)              4,731,419
----------------------------------------------------------------------------------------------------------------------------------
California -- 16.4%
   2,350,000     AAA     Alameda Corridor Transportation Authority Revenue, Series C, MBIA-Insured,
                            6.600% due 10/1/29                                                                           2,639,943
                         Fresno, CA Joint Powers Financing Authority, Lease Revenue, Series B, FSA-Insured:
   1,000,000     AAA        6.930% due 6/1/23                                                                            1,157,010
   1,000,000     AAA        7.030% due 6/1/31                                                                            1,190,850
   5,000,000     AAA     Fresno, CA Taxable Pension Obligation Revenue, MBIA-Insured, 6.550% due 6/1/29 (b)              5,772,850
   1,500,000     AAA     Los Angeles, CA Convention and Exhibition Center Authority, Lease Revenue, Series A,
                            MBIA-Insured, 7.125% due 8/15/24                                                             1,600,200
   7,980,000     AAA     Monrovia, CA Redevelopment Agency, Tax Allocation, (Center Redevelopment Project),
                            Series A, AMBAC-Insured, 7.050% due 5/1/29 (b)                                               8,496,306
   5,000,000     AAA     Oakland, CA Revenue, 1800 Harrison Foundation, Series A, AMBAC-Insured, 8.500% due 1/1/29       5,629,550
   2,040,000     AAA     Pinole, CA Redevelopment Agency, Tax Allocation, Series B, MBIA-Insured, 6.750% due 8/1/17      2,207,851
   1,300,000     AAA     San Dieguito, CA Public Facilities Authority Revenue, Series B, AMBAC-Insured,
                            7.000% due 8/1/18                                                                            1,414,400
                         Union City, CA Community Redevelopment Agency, Tax Allocation, Series B, AMBAC-Insured:
   2,000,000     AAA        7.250% due 10/1/33                                                                           2,195,180
   1,000,000     AAA        7.500% due 10/1/34                                                                           1,102,450
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,406,590
----------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 2.8%
   4,500,000     AAA     Bridgeport, CT GO, Taxable Pension Bonds, FGIC-Insured, 7.640% due 1/15/30 (b)                  5,725,935
----------------------------------------------------------------------------------------------------------------------------------
Georgia -- 2.4%
   4,500,000     AAA     De Kalb County, GA Development Authority Revenue, (Regional Office Project), MBIA-Insured,
                            6.875% due 3/1/20                                                                            4,947,795
----------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 1.6%
   3,000,000     AAA     Owensboro, KY Electric Light and Power System Revenue, Series A, FSA-Insured,
                            6.340% due 1/1/20                                                                            3,252,240
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


   4   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

    FACE
   AMOUNT        RATING(a)                                  SECURITY                                                      VALUE
==================================================================================================================================
Maryland -- 4.7%
$  6,800,000     Aaa*    Maryland State Transportation Authority, Limited Obligation Revenue, MBIA-Insured,
                            6.650% due 7/1/32 (b)                                                                     $  7,745,336
   1,775,000     Aa2*    Montgomery County, MD Housing Opportunities, Community Single-Family Mortgage Revenue,
                            Series C, 7.000% due 7/1/30                                                                  1,855,709
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,601,045
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.0%
   5,800,000     AAA      Northeastern University, MA Revenue, Series A, MBIA-Insured, 7.040% due 10/1/28 (b)            6,153,220
----------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 3.5%
   7,000,000     AAA     New Jersey EDA Revenue, Series B, AMBAC-Insured, 5.800% due 4/1/25 (b)                          7,189,280
----------------------------------------------------------------------------------------------------------------------------------
New York -- 0.8%
   1,650,000     Aa1*    New York State Housing Finance Agency Revenue, MFH Secured Mortgage, Series B,
                            SONYMA-Insured, 6.370% due 8/15/34                                                           1,699,137
----------------------------------------------------------------------------------------------------------------------------------
Oregon -- 2.7%
   4,000,000     Aaa*    Corvallis, OR GO, AMBAC-Insured, 6.500% due 1/1/30                                              4,494,800
   1,000,000     AAA     Eugene, OR Electric Utility Revenue, Series A, FSA-Insured, 6.320% due 8/1/22                   1,104,280
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,599,080
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.3%
   1,685,000     AAA     Delaware River Port Authority, (Pennsylvania Port District Project), Series A, FSA-Insured,
                            7.630% due 1/1/21 (d)                                                                        2,083,081
   2,295,000     AAA     York County, PA IDA, Economic Development Revenue, Series B, FGIC-Insured,
                            6.875% due 10/1/18                                                                           2,631,929
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,715,010
----------------------------------------------------------------------------------------------------------------------------------
Texas -- 5.1%
   2,500,000     AAA     Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue,
                            MBIA-Insured, 7.070% due 11/1/24                                                             2,738,700
   6,960,000     AAA     Tyler, TX Health Facilities Development Corp., Hospital Revenue, East Texas, Series E,
                            FSA-Insured, Remarketed 2/17/99, 7.830% due 11/1/27 (b)                                      7,651,128
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,389,828
----------------------------------------------------------------------------------------------------------------------------------
Virginia -- 2.5%
   5,000,000     AA+     Virginia State HDA Revenue, 6.020% due 1/1/28                                                   5,043,450
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL MUNICIPAL BONDS
                         (Cost -- $93,000,812)                                                                         102,454,029
==================================================================================================================================
REPURCHASE AGREEMENT -- 3.9%
   7,903,000             Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $7,903,632; (Fully collateralized by U.S. Treasury Bills, due 2/26/04
                            to 7/29/04; Market value -- $8,061,093) (Cost -- $7,903,000)                                 7,903,000
==================================================================================================================================
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $189,713,748**)                                                                     $204,410,057
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b)   All or a portion of this security is segregated for open futures contracts.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(d) All or a portion of this security is held as collateral for open futures contracts.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 7 and 8 for definitions of ratings and certain abbreviations.


                       See Notes to Financial Statements.


     5   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Summary of Municipal Bonds by Industry* (unaudited)             January 31, 2004
================================================================================
Development                                                                32.7%
General Obligation                                                         15.6
Medical                                                                    13.0
Transportation                                                             12.2
Housing                                                                     8.4
Higher Education                                                            6.0
Power                                                                       4.2
Facilities                                                                  2.9
Airport                                                                     2.7
Financing                                                                   2.3
--------------------------------------------------------------------------------
                                                                          100.0%
================================================================================

* As a percentage of total municipal bonds. Please note that fund holdings are as of January 31, 2004 and are subject to change.


     6   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB    -- Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC,      as predominantly speculative with respect to the issuer's capacity to
CC        pay interest and repay principal in accordance with the terms of the and C obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


     7   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- Ambac Assurance Corporation
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
CHFCLI -- California Health Facility Construction Loan Insurance
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
ETM    -- Escrowed To Maturity
FAIRS  -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Federal Savings Association
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MFH    -- Multi-Family Housing
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest Tax-Exempt Security
SONYMA -- State of New York Mortgage Agency
SYCC   -- Structured Yield Curve Certificate
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TOB    -- Tender Option Bonds
TRAN   -- Tax and Revenue Anticipation Notes
VAN    -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWE   -- Variable Rate Wednesday Demand

----------
*         Abbreviations may or may not appear in the schedule of investments.


   8   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2004
================================================================================

ASSETS:
     Investments, at value (Cost -- $189,713,748)                                       $ 204,410,057
     Cash                                                                                         769
     Interest receivable                                                                    3,096,160
     Receivable for Fund shares sold                                                          489,846
     Prepaid expenses                                                                          23,190
------------------------------------------------------------------------------------------------------
     Total Assets                                                                         208,020,022
------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares reacquired                                                     1,602,403
     Payable to broker -- variation margin                                                    506,250
     Dividends payable                                                                        292,245
     Management fee payable                                                                   113,818
     Distribution plan fees payable                                                            54,558
     Accrued expenses                                                                          79,323
------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                      2,648,597
------------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $ 205,371,425
======================================================================================================
NET ASSETS:
     Par value of shares of beneficial interest                                         $      17,485
     Capital paid in excess of par value                                                  203,298,702
     Overdistributed net investment income                                                   (387,851)
     Accumulated net realized loss from investment transactions and futures contracts      (9,220,992)
     Net unrealized appreciation of investments and futures contracts                      11,664,081
------------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $ 205,371,425
======================================================================================================
Shares Outstanding:
     Class A                                                                                4,646,391
     -------------------------------------------------------------------------------------------------
     Class B                                                                                8,221,725
     -------------------------------------------------------------------------------------------------
     Class L                                                                                4,616,764
     -------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                     $       11.75
     -------------------------------------------------------------------------------------------------
     Class B *                                                                          $       11.74
     -------------------------------------------------------------------------------------------------
     Class L *                                                                          $       11.74
     -------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)                  $       12.30
     -------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                  $       11.86
======================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


     9   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)    For the Six Months Ended January 31, 2004
================================================================================

INVESTMENT INCOME:
     Interest                                                                     $  6,641,498
-----------------------------------------------------------------------------------------------
EXPENSES:
     Management fee (Note 2)                                                           671,291
     Distribution plan fees (Note 6)                                                   627,236
     Transfer agency services (Note 6)                                                  83,528
     Audit and legal                                                                    22,107
     Shareholder communications (Note 6)                                                16,831
     Registration fees                                                                  13,974
     Custody                                                                            12,467
     Trustees' fees                                                                      4,752
     Other                                                                               4,022
-----------------------------------------------------------------------------------------------
     Total Expenses                                                                  1,456,208
-----------------------------------------------------------------------------------------------
Net Investment Income                                                                5,185,290
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
     Realized Gain From:
       Investment transactions                                                         240,009
       Futures contracts                                                             7,286,974
-----------------------------------------------------------------------------------------------
     Net Realized Gain                                                               7,526,983
-----------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments
     and Futures Contracts:
       Beginning of period                                                          11,921,439
       End of period                                                                11,664,081
-----------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                                          (257,358)
-----------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                        7,269,625
-----------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                            $ 12,454,915
===============================================================================================

                       See Notes to Financial Statements.


    10   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                                         2004              2003
=====================================================================================================
OPERATIONS:
     Net investment income                                            $   5,185,290    $  10,355,949
     Net realized gain (loss)                                             7,526,983       (9,331,862)
     Increase (decrease) in net unrealized appreciation                    (257,358)      12,551,459
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                              12,454,915       13,575,546
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
     Net investment income                                               (5,045,268)     (10,493,918)
     Capital                                                                     --         (281,065)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders           (5,045,268)     (10,774,983)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                    21,199,236       77,282,431
     Net asset value of shares issued for reinvestment of dividends       3,331,723        7,229,302
     Cost of shares reacquired                                          (34,699,204)     (69,987,265)
-----------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Fund Share Transactions     (10,168,245)      14,524,468
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        (2,758,598)      17,325,031

NET ASSETS:
     Beginning of period                                                208,130,023      190,804,992
-----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 205,371,425    $ 208,130,023
=====================================================================================================
* Includes overdistributed net investment income of:                  $    (387,851)   $    (527,873)
=====================================================================================================

                       See Notes to Financial Statements.


    11   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The Smith Barney Total Return Bond Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, SB Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, SB Capital and Income Fund and Smith Barney Dividend and Income Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(f) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended January 31, 2004, the Fund paid transfer agent fees of $64,545 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.


    12   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2004, CGM received sales charges of approximately $100,000 and $45,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2004, CDSCs paid to CGM were approximately:

                                  Class A           Class B           Class L
================================================================================
CDSCs                             $1,000            $89,000            $6,000
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the six months ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $   531,390
--------------------------------------------------------------------------------
Sales                                                                 15,902,136
================================================================================

At January 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $16,738,069
Gross unrealized depreciation                                        (2,041,760)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $14,696,309
================================================================================

4.    Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.    Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's


    13   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At January 31, 2004, the Fund had the following open futures contracts:

                        Number of                     Basis         Market        Unrealized
                        Contracts    Expiration       Value          Value           Loss
=============================================================================================
Contracts to Sell:
U.S. Treasury Bonds        675          3/04       $72,124,803    $75,157,031    $(3,032,228)
=============================================================================================

6.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         Class A        Class B        Class L
================================================================================
Rule 12b-1 Distribution Plan Fees        $66,934        $371,838       $188,464
================================================================================

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:


                                         Class A        Class B        Class L
================================================================================
Transfer Agency Service Expenses         $17,886        $42,939        $22,703
================================================================================

For the six months ended January 31, 2004, total Shareholder Communication expenses were as follows:

                                         Class A        Class B        Class L
================================================================================
Shareholder Communication Expenses        $3,007         $8,851         $4,973
================================================================================

7.    Distributions Paid to Shareholders by Class

                                        Six Months Ended           Year Ended
                                        January 31, 2004          July 31, 2003
================================================================================
Class A
Net investment income                      $1,408,727              $2,855,356
Capital                                            --                  71,230
--------------------------------------------------------------------------------
Total                                      $1,408,727              $2,926,586
================================================================================
Class B
Net investment income                      $2,348,523              $4,981,547
Capital                                            --                 137,177
--------------------------------------------------------------------------------
Total                                      $2,348,523              $5,118,724
================================================================================
Class L
Net investment income                      $1,288,018              $2,657,015
Capital                                            --                  72,658
--------------------------------------------------------------------------------
Total                                      $1,288,018              $2,729,673
================================================================================


    14   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

8.    Shares of Beneficial Interest

At January 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                       Six Months Ended                   Year Ended
                                       January 31, 2004                  July 31, 2003
                                  --------------------------      ---------------------------
                                    Shares          Amount          Shares         Amount
=============================================================================================
Class A
Shares sold                          779,727    $  9,047,370       1,886,579    $ 21,593,004
Shares issued on reinvestment         79,488         922,353         168,754       1,925,915
Shares reacquired                   (857,899)     (9,914,932)     (1,736,165)    (19,873,727)
---------------------------------------------------------------------------------------------
Net Increase                           1,316    $     54,791         319,168    $  3,645,192
=============================================================================================
Class B
Shares sold                          542,827    $  6,265,994       2,989,439    $ 34,110,579
Shares issued on reinvestment        127,860       1,481,878         287,557       3,279,385
Shares reacquired                 (1,381,024)    (15,940,831)     (2,641,091)    (30,134,615)
---------------------------------------------------------------------------------------------
Net Increase (Decrease)             (710,337)   $ (8,192,959)        635,905    $  7,255,349
=============================================================================================
Class L
Shares sold                          508,323    $  5,885,872       1,892,457    $ 21,578,848
Shares issued on reinvestment         80,014         927,492         177,436       2,024,002
Shares reacquired                   (766,683)     (8,843,441)     (1,753,851)    (19,978,923)
---------------------------------------------------------------------------------------------
Net Increase (Decrease)             (178,346)   $ (2,030,077)        316,042    $  3,623,927
=============================================================================================

9.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.


    15   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10.   Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.


    16   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                  2004(1)(2)        2003(2)       2002(2)      2001(2)       2000(2)       1999(2)
===================================================================================================================================
Net Asset Value, Beginning of Period            $    11.33      $    11.16    $    11.08   $    10.34    $    10.67    $    11.53
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)(4)                        0.31            0.61          0.66         0.69          0.70          0.67
   Net realized and unrealized gain (loss)(4)         0.42            0.19          0.09         0.79         (0.35)        (0.85)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.73            0.80          0.75         1.48          0.35         (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.31)          (0.61)        (0.67)       (0.74)        (0.68)        (0.68)
   Capital                                             --            (0.02)           --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.31)          (0.63)        (0.67)       (0.74)        (0.68)        (0.68)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    11.75      $    11.33    $    11.16   $    11.08    $    10.34    $    10.67
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(5)                                       6.47%++         7.26%         6.98%       14.83%         3.40%        (1.79)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   54,601      $   52,641    $   48,276   $   38,614    $   32,972    $   52,101
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)                                        1.03%+          1.04%         1.05%        1.05%         1.08%         1.02%
   Net investment income(4)                           5.40+           5.32          5.95         6.47          6.69          5.88
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  0%              2%            4%           8%            8%           32%
===================================================================================================================================

(1)   For the six months ended January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager waived a portion of its fees for the year ended July 31, 1999. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.01 and 1.11%, respectively.
(4) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.67, $0.08 and 6.03% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    17   Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                                  2004(1)(2)        2003(2)       2002(2)      2001(2)       2000(2)       1999(2)
===================================================================================================================================
Net Asset Value, Beginning of Period            $    11.33      $    11.16    $    11.08   $    10.34    $    10.67    $    11.53
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)(4)                        0.28            0.55          0.60         0.63          0.64          0.62
   Net realized and unrealized gain (loss)(4)         0.41            0.19          0.09         0.80         (0.35)        (0.86)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.69            0.74          0.69         1.43          0.29         (0.24)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.28)          (0.55)        (0.61)       (0.69)        (0.62)        (0.62)
   Capital                                              --           (0.02)           --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.28)          (0.57)        (0.61)       (0.69)        (0.62)        (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    11.74      $    11.33    $    11.16   $    11.08    $    10.34    $    10.67
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(5)                                       6.12%++         6.72%         6.42%       14.26%         2.83%        (2.29)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   96,548      $  101,173    $   92,553   $   72,605    $   64,843    $   85,991
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)                                        1.56%+          1.56%         1.57%        1.58%         1.61%         1.52%
   Net investment income(4)                           4.87+           4.80          5.43         5.95          6.15          5.39
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  0%              2%            4%           8%            8%           32%
===================================================================================================================================

(1)   For the six months ended January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager waived a portion of its fees for the year ended July 31, 1999. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.01 and 1.61%, respectively.
(4) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 5.50%. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    18    Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                  2004(1)(2)        2003(2)       2002(2)      2001(2)       2000(2)       1999(2)
===================================================================================================================================
Net Asset Value, Beginning of Period            $    11.33      $    11.16    $    11.08   $    10.34    $    10.67    $    11.53
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)(4)                        0.28            0.55          0.61         0.64          0.65          0.62
   Net realized and unrealized gain (loss)(4)         0.41            0.20          0.08         0.79         (0.35)        (0.86)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.69            0.75          0.69         1.43          0.30         (0.24)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.28)          (0.56)        (0.61)       (0.69)        (0.63)        (0.62)
   Capital                                              --           (0.02)           --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.28)          (0.58)        (0.61)       (0.69)        (0.63)        (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    11.74      $    11.33    $    11.16   $    11.08    $    10.34    $    10.67
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(5)                                       6.14%++         6.77%         6.49%       14.30%         2.89%        (2.24)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   54,222      $   54,316    $   49,976   $   30,922    $   16,711    $   24,253
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)                                        1.51%+          1.53%         1.50%        1.52%         1.57%         1.47%
   Net investment income(4)                           4.92+           4.83          5.50         5.98          6.18          5.44
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  0%              2%            4%           8%            8%           32%
===================================================================================================================================

(1)   For the six months ended January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager waived a portion of its fees for the year ended July 31, 1999. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.01 and 1.56%, respectively.
(4) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 5.57%. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    19    Smith Barney Total Return Bond Fund   |   2004 Semi-Annual Report

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare*
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

OFFICERS (continued)

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

*As of March 10, 2004.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Income Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney Total Return Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY TOTAL RETURN BOND FUND

Smith Barney Mutual Funds 125
Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01627 3/04                                                             04-6249
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds

Date: March 29, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds

Date: March 29, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
         Smith Barney Income Funds

Date: March 29, 2004